Related Party Transactions - Compensation to key management (Details) - CAD ($) $ in Thousands	9 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Related Party Transactions
Management and director fees	$ 1,946	$ 1,579
Benefits	41
Share-based payments	7,295
Total	$ 9,282	$ 1,579